Private Placement Financing - Narrative (Details) 10-Q $ / shares in Units, $ in Millions	Aug. 14, 2026 USD ($)	Jul. 23, 2026 USD ($)	Jun. 17, 2026 USD ($) $ / shares shares	Jun. 15, 2026 USD ($)	Jun. 14, 2026 USD ($) TRANCHE Day $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	May 07, 2026 $ / shares
Private Placement Financing [Line Items]
Sale Of Stock Expected Number Of Shares To Be Issued In Transaction | shares					12,853,468
Sale Of Stock Expected Price Per Share | $ / shares					$ 3.89
Sale Of Stock Aggregate Consideration To Be Received On Transaction					$ 50.0
Sale Of Stock Number Of Tranches | TRANCHE					3
Class of Warrant or Right, Outstanding | shares						9,244,582
PIPE Subscription Deposit Current						$ 8.5
Sale Of Stock Registration Rights Agreement Period In Which Registration Statement Is Required To Be Filed | Day					30
Registration Rights Agreement Liquidated Damages For Missed Deadlines Percent Per Thirty Day Period					1.00%
Registration Rights Agreement Liquidated Damages For Missed Deadlines Capped Percentage					3.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 3.89	$ 10
Common Warrants [Member]
Private Placement Financing [Line Items]
Class Of Warrant Or Right Fair Value Per Share | $ / shares			$ 3.02
Sale of Stock, Tranche One [Member]
Private Placement Financing [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			6,426,733
Class of Warrant or Right, Outstanding | shares			6,426,733
Proceeds from Issuance or Sale of Equity			$ 25.0
Sale of Stock, Tranche One [Member] | Common Warrants [Member]
Private Placement Financing [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			6,426,733
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 3.89
Sale of Stock, Tranche Two [Member] | Apeiron Investment Group Limited [Member]
Private Placement Financing [Line Items]
Proceeds from Issuance or Sale of Equity				$ 8.5
PIPE Subscription Deposit Current						$ 8.5
Sale of Stock, Tranche Two [Member] | Apeiron Investment Group Limited [Member] | Subsequent Event [Member]
Private Placement Financing [Line Items]
Proceeds from Issuance or Sale of Equity		$ 11.7
Sale of Stock, Tranche Three [Member] | Subsequent Event [Member]
Private Placement Financing [Line Items]
Proceeds from Issuance or Sale of Equity	$ 13.3
Sale of Stock, Tranche Three [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Private Placement Financing [Line Items]
Proceeds from Issuance or Sale of Equity	5.0
Sale of Stock, Tranche Three [Member] | Apeiron Investment Group Limited [Member] | Subsequent Event [Member]
Private Placement Financing [Line Items]
Proceeds from Issuance or Sale of Equity	$ 8.3